UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.97%
Corporate Revenue Bond – 1.03%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	1,920,000	$1,734,067
		1,734,067
Education Revenue Bonds – 20.43%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	850,000	791,001
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,249,299
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	253,527
Series A 5.00% 7/1/45	230,000	220,846
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,036,180
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A
5.00% 11/1/48	1,000,000	990,000
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.75% 8/1/44	585,000	611,325
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	233,632
Series A 5.00% 7/1/47	710,000	683,851
(Parnassus Preparatory School Project) Series A
5.00% 11/1/47	650,000	628,751
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	168,859
Series A 5.00% 7/1/44	495,000	499,292
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	975,980
Series A 5.00% 7/1/47	800,000	752,528
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	751,387
144A 5.00% 8/1/53 #	500,000	504,080
5.25% 8/1/39	800,000	824,792
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	1,569,060

NQ-313 [11/18] 1/19 (705879)     1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) 4.00% 3/1/37	635,000	$656,380
(Gustavus Adolphus College) 5.00% 10/1/47	750,000	810,480
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	260,455
4.00% 5/1/25	200,000	207,526
4.00% 5/1/26	100,000	103,304
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	569,427
Series A 5.00% 10/1/45	670,000	722,260
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	239,665
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	232,197
Series 8-G 5.00% 12/1/32	205,000	231,781
Series 8-N 4.00% 10/1/34	800,000	838,048
Series 8-N 4.00% 10/1/35	590,000	616,043
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	758,925
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	318,519
Series B 5.00% 10/1/39	770,000	814,360
(University of St. Thomas) Series A 4.00% 10/1/35	400,000	413,416
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,368,976
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	770,000	803,634
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	409,290
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,750,000	1,642,463
(Great River School Project) Series A 144A
5.50% 7/1/52 #	265,000	265,347
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	513,770
Series A 6.00% 9/1/51	500,000	518,410
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,200,328
Series A 4.125% 9/1/47	500,000	460,815
(St. Paul Conservatory for Performing Artists) Series A
4.625% 3/1/43	445,000	400,318

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	$1,508,595
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,398,664
Series A 5.00% 9/1/40	900,000	1,020,411
Series A 5.00% 9/1/41	1,370,000	1,551,374
		34,599,571
Electric Revenue Bonds – 8.26%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,587,210
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	399,644
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	542,209
Series A 5.00% 12/1/26	360,000	393,026
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	186,499
5.00% 10/1/47	745,000	822,487
Series A 5.00% 10/1/28	500,000	563,335
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/26	500,000	572,680
5.00% 1/1/28	500,000	565,165
5.00% 1/1/29	470,000	528,633
5.00% 1/1/33	225,000	251,240
5.00% 1/1/34	200,000	222,460
Series A 5.00% 1/1/24	335,000	367,750
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	510,354
Series A 5.00% 12/1/35	500,000	564,845
Series A 5.00% 12/1/36	520,000	585,276
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	440,476
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	823,032
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	555,495
Series A 5.00% 1/1/33	750,000	827,985
Series A 5.00% 1/1/34	450,000	496,121

NQ-313 [11/18] 1/19 (705879)     3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/40	2,000,000	$2,183,220
		13,989,142
Healthcare Revenue Bonds – 33.15%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	403,732
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,019,260
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,000,000	947,850
5.00% 9/1/58	1,175,000	1,197,807
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	525,000	528,696
4th Tier Series D 7.00% 1/1/37	515,000	497,088
4th Tier Series D 7.25% 1/1/52	1,500,000	1,463,190
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities
Project) Series A 5.50% 12/1/48	1,280,000	1,259,661
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	725,000	743,821
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,675,000	1,692,453
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A
5.50% 11/1/35	750,000	725,445
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,511,250
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	853,085
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/51 #	870,000	853,461
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	327,268
Series A 5.00% 4/1/40	315,000	306,520
Series A 5.00% 4/1/48	185,000	177,304

4     NQ-313 [11/18] 1/19 (705879)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A
5.00% 2/15/48	590,000	$629,843
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	807,675
6.00% 6/15/39	1,000,000	1,085,590
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	187,605
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	744,067
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	265,000	272,102
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,154,896
5.00% 5/1/26	1,300,000	1,490,008
5.00% 5/1/29	500,000	567,645
(North Memorial Health Care) 5.00% 9/1/30	610,000	670,475
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	979,460
Series A 5.00% 11/15/33	1,200,000	1,332,696
Series A 5.00% 11/15/34	500,000	552,680
Series A 5.00% 11/15/44	1,000,000	1,076,380
Series A 5.00% 11/15/49	1,450,000	1,570,713
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,735,632
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	477,723
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	501,380
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	188,998
Series A 6.875% 12/1/48	800,000	887,488
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,801,832
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	382,253
5.00% 7/1/27	245,000	268,238

NQ-313 [11/18] 1/19 (705879)     5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/28	225,000	$245,831
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,185,818
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	831,146
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	132,631
5.00% 9/1/34	105,000	112,387
St. Cloud Health Care Revenue
(Centracare Health System Project)
Unrefunded Balance 5.125% 5/1/30	15,000	15,618
Series A 4.00% 5/1/37	1,440,000	1,481,803
Series A 5.00% 5/1/46	2,000,000	2,169,220
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	637,402
Series A 5.00% 11/15/47	485,000	524,547
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,356,155
Series A 5.00% 7/1/29	1,000,000	1,127,160
Series A 5.00% 7/1/32	900,000	1,001,493
Series A 5.00% 7/1/33	1,540,000	1,706,120
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,648,456
Series A 5.15% 11/1/42	775,000	759,306
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	915,600
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,802,078
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,524,900
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	266,976
Series A 5.75% 11/1/39	590,000	606,054

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 6.00% 5/1/47	920,000	$945,604
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,270,525
		56,140,100
Housing Revenue Bonds – 1.53%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	440,000	440,730
Minneapolis – St. Paul Housing Finance Board Single
Family Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	11,999	12,002
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	112,165
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,278,519
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	745,170
		2,588,586
Lease Revenue Bonds – 2.71%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,908,340
Series A 5.00% 6/1/43	1,000,000	1,086,160
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,589,512
		4,584,012
Local General Obligation Bonds – 9.43%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	2,240,000	2,582,294
Duluth General Obligation Entertainment Convention
Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,129,190
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	467,078
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,107,740
Hennepin County
Series A 5.00% 12/1/26	750,000	891,390
Series A 5.00% 12/1/37	910,000	1,044,034
Series A 5.00% 12/1/38	1,055,000	1,206,772

NQ-313 [11/18] 1/19 (705879)     7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County
Series C 5.00% 12/1/37	2,500,000	$2,837,800
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,148,730
Series A 5.00% 2/1/29	1,000,000	1,144,420
Series A 5.00% 2/1/30	445,000	507,901
Series A 5.00% 2/1/31	1,000,000	1,138,290
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	769,106
		15,974,745
Pre-Refunded/Escrowed to Maturity Bonds – 9.14%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project) Series A
7.00% 11/1/46-19§	1,650,000	1,739,595
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A
5.50% 7/1/43-23§	500,000	570,730
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22§	325,000	357,195
Series 7-Q 5.00% 10/1/26-22§	280,000	307,737
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	1,000,000	1,025,060
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45-20§	1,500,000	1,618,605
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project)
Series A 6.875% 12/1/29-19§	1,000,000	1,047,630
Series A 7.375% 12/1/41-19§	375,000	394,541
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39-19 (AGC)§	1,500,000	1,522,125
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	2,005,000	2,048,669
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Nova Classical Academy Project) Series A
6.625% 9/1/42-21§	1,500,000	1,676,865
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	319,545
Series A 5.00% 11/15/30-25§	205,000	238,206

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Minnesota
Series A 5.125% 4/1/34-19§	1,000,000	$1,010,890
Series A 5.25% 12/1/28-20§	1,500,000	1,596,540
		15,473,933
Special Tax Revenue Bonds – 1.62%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	257,343
Minneapolis Tax Increment Revenue
(Giant Park Project)
4.00% 3/1/27	200,000	202,876
4.00% 3/1/30	260,000	261,399
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	706,496
4.00% 3/1/27	650,000	633,471
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	676,068
		2,737,653
State General Obligation Bonds – 6.80%
Minnesota
Series A 5.00% 8/1/27	1,000,000	1,159,510
Series A 5.00% 8/1/29	1,000,000	1,153,200
Series A 5.00% 10/1/33	2,000,000	2,336,080
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,060,175
Series D 5.00% 8/1/26	1,000,000	1,181,670
Series D 5.00% 8/1/27	1,000,000	1,177,530
Series E 5.00% 10/1/26	1,085,000	1,284,965
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,165,156
		11,518,286
Transportation Revenue Bonds – 3.27%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior
Series A 5.00% 1/1/32	1,245,000	1,428,887
Series C 5.00% 1/1/46	185,000	206,042
Subordinate
Series A 5.00% 1/1/22	1,000,000	1,058,650
Series A 5.00% 1/1/32	500,000	550,500
Series B 5.00% 1/1/29	2,130,000	2,291,411
		5,535,490
Water & Sewer Revenue Bonds – 1.60%
Guam Government Waterworks Authority
5.00% 7/1/37	575,000	607,988

NQ-313 [11/18] 1/19 (705879)     9

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	$1,034,084
Series C 4.00% 3/1/32	1,000,000	1,064,090
		2,706,162
Total Municipal Bonds (cost $167,908,781)		167,581,747

Short-Term Investments – 0.47%
Variable Rate Demand Notes – 0.47%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue (Children’s Hospital and
Clinics of Minnesota) Series A
1.71% 8/15/37 (AGM) (SPA – US Bank N.A.)	500,000	500,000
Minnesota Health Care System Revenue (Fairview Health
Services) Series C
1.69% 11/15/48 (LOC - Wells Fargo Bank N.A.)	300,000	300,000
Total Short-Term Investments (cost $800,000)		800,000

Total Value of Securities – 99.44%
(cost $168,708,781)		168,381,747
Receivables and Other Assets Net of Liabilities – 0.56%		954,506
Net Assets Applicable to 16,122,202 Shares Outstanding – 100.00%		$169,336,253

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2018, the aggregate value of Rule 144A securities was $4,911,976, which represents 2.90% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2018.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

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(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes.

NQ-313 [11/18] 1/19 (705879)     11

Notes
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2018 (Unaudited)

1. Significant Accounting Policies

Voyageur Mutual Funds (Trust) - Delaware Minnesota High-Yield Municipal Bond Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2018.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

12     NQ-313 [11/18] 1/19 (705879)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$167,581,747
Short-Term Investment	800,000
Total Value of Securities	$168,381,747

During the period ended Nov. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

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(Unaudited)

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Schedule of investments
Delaware National High-Yield Municipal Bond Fund	November 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.23%
Corporate Revenue Bonds – 20.32%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - US Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$1,992,140
Anuvia, Florida
5.00% 1/1/29	134,139	120,725
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	36,540,000	34,671,344
Series A-2 6.00% 6/1/42	3,100,000	2,983,440
Series A-2 6.50% 6/1/47	21,205,000	21,020,092
California County Tobacco Securitization Agency
Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco
Funding Corporation) 0.83% 6/1/55 ^	100,000,000	4,393,000
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,166,550
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,050,490
Central Plains Energy Project, Nebraska
(Project No. 3) Series A 5.00% 9/1/37	3,210,000	3,647,908
Chandler, Arizona Industrial Development Authority
Revenue
(Intel Corporation Project) Series 2007 2.70% 12/1/37
(AMT)●	4,500,000	4,482,405
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,046,120
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47
(AMT)#●	3,890,000	4,029,340
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
Series A-1 5.00% 6/1/47	16,430,000	15,802,867
Series A-1 5.25% 6/1/47	11,310,000	11,250,736
Series A-2 5.00% 6/1/47	2,500,000	2,400,025
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	30,145,000	4,752,661
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,323,700

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Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Houston, Texas Airport System Revenue
(Special Facilities Continental Airlines, Inc. Terminal
Improvements Projects) Series 2011
6.625% 7/15/38 (AMT)	2,000,000	$2,143,340
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,235,445
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,206,520
Louisiana Tobacco Settlement Financing Corporation
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,686,456
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	44,846
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	1,255,000	1,231,469
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,429,050
Series B 6.50% 11/1/39	2,500,000	3,429,050
Nassau County, New York Tobacco Settlement
Corporation Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	1,380,000	1,307,067
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A
6.25% 12/15/37 (AMT)#	2,500,000	2,637,450
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,311,400
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,420,660
New Jersey Tobacco Settlement Financing Corporation
Series A 5.00% 6/1/46	1,785,000	1,849,135
Series B 5.00% 6/1/46	4,460,000	4,472,354
New York City, New York Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners Project)
5.65% 10/1/28 (AMT)	4,750,000	4,794,793
5.75% 10/1/36 (AMT)	5,020,000	5,067,339
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	7,000,000	8,437,870
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	2,000,000	2,076,240

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Transportation Development Corporation
Special Facility Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project)
5.00% 1/1/36 (AMT)	3,880,000	$4,203,476
Series 2018 4.00% 1/1/36 (AMT)	1,960,000	1,952,748
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,646,160
Pima County, Arizona Industrial Development Authority
Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	522,720
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,153,460
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	2,693,100
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	11,765,000	13,405,159
5.25% 12/1/27	2,235,000	2,587,079
5.25% 12/1/28	1,050,000	1,220,825
5.50% 12/1/29	765,000	910,832
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,785,257
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 ●	720,000	746,208
Series C 5.00% 2/1/27	2,940,000	3,317,996
TSASC, New York
Series A 5.00% 6/1/41	705,000	720,157
Tulsa, Oklahoma Municipal Airports Improvement Trust
Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,122,220
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,200,040
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,287,272
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	1,901,300
Series D 2.594% 6/1/47 ^	137,270,000	11,390,665
Virigina Tobacco Settlement Financing Corporation
Series C 2.419% 6/1/47 ^	66,475,000	6,054,543
Washington Economic Development Finance Authority
Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A
7.50% 1/1/32 (AMT)#	5,000,000	5,574,200

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Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Wisconsin Public Finance Authority
(National Gypsum) 4.00% 8/1/35 (AMT)	2,000,000	$1,865,740
		254,175,184
Education Revenue Bonds – 14.30%
Arizona Industrial Development Authority Revenue
(Accel Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	3,074,368
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	775,000	801,707
144A 6.00% 7/1/47 #	4,735,000	4,852,617
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	761,490
Series A 144A 5.375% 7/1/50 #	1,000,000	1,013,300
(Kaizen Education Foundation Project) 144A
5.80% 7/1/52 #	4,000,000	4,060,960
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,060,250
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	701,967
Series A 5.00% 6/15/46	1,325,000	1,307,417
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	965,980
5.50% 11/1/44	2,500,000	2,522,425
(Inwood Academy for Leadership Charter School
Project)
Series A 144A 5.125% 5/1/38 #	575,000	571,130
Series A 144A 5.50% 5/1/48 #	1,500,000	1,521,915
Burbank, Illinois
(Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	4,130,320
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,500,000	1,652,505
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,361,400
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	5,650,000	5,421,514
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	1,712,801
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,315,450
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,652,610
(The Creative Center of Los Altos Project) Series B 144A
4.50% 11/1/46 #	1,000,000	946,740

4     NQ-425 [11/18] 1/19 (705912)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	$621,329
Series A 144A 5.00% 8/1/40 #	605,000	635,698
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/52 #	1,000,000	837,590
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,750,000	2,727,945
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,787,817
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,041,100
Series A 6.00% 10/1/49	720,000	752,242
California State University
(Systemwide)
Series A 5.00% 11/1/26	2,000,000	2,416,020
Series A 5.00% 11/1/27	2,300,000	2,781,620
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,100,755
California Statewide Communities Development Authority
Revenue
(Lancer Educational Student Housing Project) Series A
144A 5.00% 6/1/46 #	1,500,000	1,577,430
Capital Trust Agency, Florida
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	858,385
Series A 5.625% 2/1/45	1,500,000	1,480,650
(University Bridge, LLC Student Housing Project) Series
A 144A 5.25% 12/1/58 #	11,250,000	11,028,713
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,239,940
(Charter School - Loveland Classical School) 144A
5.00% 7/1/46 #	1,500,000	1,469,160
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	503,685
(Windsor Charter Academy Project) Series 2016 144A
5.00% 9/1/36 #	1,000,000	976,930
Delaware State Economic Development Authority Revenue
(Charter School - Aspira Charter)
5.00% 6/1/36	700,000	688,779
5.00% 6/1/46	820,000	782,321
5.00% 6/1/51	1,035,000	968,905

NQ-425 [11/18] 1/19 (705912)     5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	$1,049,930
Hawaii State Department of Budget & Finance
(Chaminade University) Series A 144A 5.00% 1/1/45 #	1,500,000	1,408,515
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	2,066,500
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/44	2,000,000	2,131,000
Idaho Housing & Finance Association
(Idaho Arts Charter School Inc.) 144A 5.00% 12/1/36 #	715,000	744,944
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	536,320
Series B 144A 4.88% 7/1/49 #^	2,888,155	348,254
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,043,310
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project)
5.00% 12/1/47	2,805,000	2,861,998
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,046,130
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,050,160
(Rogers Park Montessori)
6.00% 2/1/34	675,000	696,330
6.125% 2/1/45	1,800,000	1,850,580
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,060,070
Indiana State Finance Authority Revenue Educational
Facilities
(Drexel Foundation - Thea Bowman Academy Charter
School) Series A 7.00% 10/1/39	1,000,000	1,004,540
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	2,607,325
Kent County, Delaware Student Housing and Dining
Facilities Revenue
(Delaware State University Project)
Series A 5.00% 7/1/53	140,000	146,012
Series A 5.00% 7/1/58	1,250,000	1,294,213
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,591,320

6     NQ-425 [11/18] 1/19 (705912)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Macon-Bibb County, Georgia Urban Development
Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	$1,689,257
Series A 144A 6.00% 6/15/52 #	1,530,000	1,541,123
Maricopa County, Arizona Industrial Development
Authority
(Paradise Schools Projects) Series 2016 144A
5.00% 7/1/47 #	1,500,000	1,515,015
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School) Series A
6.125% 7/1/45	1,000,000	1,003,890
Miami-Dade County, Florida Industrial Development
Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,003,240
Series A 144A 6.00% 9/15/45 #	1,000,000	1,003,430
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy Old Redford) Series A
6.50% 12/1/40	900,000	891,684
(Public School Academy University Learning)
7.50% 11/1/40	1,000,000	1,021,580
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	916,655
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,608,143
Series A 144A 5.125% 12/15/45 #	2,515,000	2,527,474
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,352,500
New York State Dormitory Authority
(Touro College & University System) Series A
5.50% 1/1/44	2,875,000	3,076,653
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,179,191
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Foundation Indiana University) Series A 2.255%
(LIBOR03M + 0.67%) 7/1/39 (SGI)●	2,400,000	2,065,008

NQ-425 [11/18] 1/19 (705912)     7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	$1,363,504
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,018,310
(Green Woods Charter School Project) Series A
5.75% 6/15/42	1,600,000	1,630,144
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,079,510
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,652,497
Phoenix, Arizona Industrial Development Authority
Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	3,964,360
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	1,985,380
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,022,840
5.625% 9/1/42	600,000	611,580
(Downtown Phoenix Student Housing, LLC - Arizona
State University Project)
Series 2018A 5.00% 7/1/37	250,000	268,277
Series 2018A 5.00% 7/1/42	1,400,000	1,486,380
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	429,768
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,115,720
Pima County, Arizona Industrial Development Authority
Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,608,011
144A 5.00% 6/15/52 #	1,400,000	1,357,916
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,833,760
Pottsboro, Texas Higher Education Finance Authority
Revenue
Series A 5.00% 8/15/36	655,000	650,788
Series A 5.00% 8/15/46	1,000,000	948,280
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,041,331
St. Paul, Minnesota Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	2,402,688
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,027,540

8     NQ-425 [11/18] 1/19 (705912)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority
Charter School Lease Revenue
(Hmong College Preparatory Academy Project)
Series A 6.00% 9/1/51	3,000,000	$3,110,460
University of California
Series AZ 5.25% 5/15/58	6,185,000	7,032,098
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,340,633
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,485,085
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,097,760
Wyoming Community Development Authority Student
Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,046,340
Yonkers, New York Economic Development Corporation
Education Revenue
(Charter School Educational Excellence) Series A
6.25% 10/15/40	595,000	610,059
		178,839,193
Electric Revenue Bonds – 0.17%
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,960,000	2,113,742
		2,113,742
Healthcare Revenue Bonds – 27.72%
Abag, California Finance Authority for Nonprofit
Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,771,291
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,127,570
Series A 8.00% 10/1/46	1,500,000	1,685,730
Allegheny County, Pennsylvania Hospital Development
Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	4,000,000	3,814,960
Series A 5.00% 4/1/47	4,000,000	4,280,760
Allen County, Indiana Economic Development Revenue
(StoryPoint Fort Wayne Project) Series A-1 144A
6.875% 1/15/52 #	1,650,000	1,727,517
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	2,517,600

NQ-425 [11/18] 1/19 (705912)     9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series D 7.25% 1/1/52	7,290,000	$7,111,103
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30	155,000	160,806
Birmingham, Alabama Special Care Facilities Financing
Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,972,599
5.75% 6/1/35	1,500,000	1,612,200
5.75% 6/1/45	2,500,000	2,669,025
6.00% 6/1/50	2,650,000	2,861,947
Board of Managers Joint Guadalupe County-City of
Seguin, Texas Hospital
5.00% 12/1/45	1,100,000	1,092,432
Butler County, Ohio Port Authority
(StoryPoint Fairfield Project) Series A-1 144A
6.50% 1/15/52 #	650,000	665,139
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	6,027,355
California Municipal Finance Authority Revenue
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	528,085
California Statewide Communities Development Authority
Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	521,220
(Loma Linda University Medical Center)
5.50% 12/1/54	13,000,000	13,692,900
Series A 144A 5.25% 12/1/48 #	1,615,000	1,694,910
Series A 144A 5.25% 12/1/56 #	3,000,000	3,113,100
Series A 144A 5.50% 12/1/58 #	8,135,000	8,660,196
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,684,550
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	2,412,825
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/49	5,000,000	4,662,350
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,042,648

10     NQ-425 [11/18] 1/19 (705912)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Chesterton, Indiana
(StoryPoint Chesterton Project) Series A 144A
6.375% 1/15/51 #	1,000,000	$1,016,030
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A
6.00% 7/1/51 #	3,500,000	2,974,685
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,793,750
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	500,000	543,060
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,072,170
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	763,927
Series A 144A 5.75% 12/1/35 #	1,150,000	1,174,518
Series A 144A 6.125% 12/1/45 #	1,200,000	1,237,428
Series A 144A 6.25% 12/1/50 #	560,000	579,835
Connecticut State Health & Educational Facilities Authority
Revenue
(Church Home of Hartford Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	1,007,580
Series A 144A 5.00% 9/1/53 #	1,500,000	1,490,085
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,619,840
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	100,341
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	5,200,000	5,444,348
5.50% 2/15/52	4,405,000	4,688,550
5.50% 2/15/57	7,250,000	7,669,775
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,058,650
Series A 5.25% 9/1/29	500,000	543,155
Series A 5.25% 9/1/44	2,000,000	2,105,200
Duluth, Minnesota Economic Development Authority
Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	3,750,000	4,038,375
Florida Development Finance
(Tuscan Isle Champions Gate Project) Series A 144A
6.375% 6/1/46 #	2,250,000	1,975,860

NQ-425 [11/18] 1/19 (705912)     11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Florida Development Finance
(UF Health - Jacksonville Project) Series A
6.00% 2/1/33	2,375,000	$2,564,976
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	813,599
5.25% 11/15/51	1,350,000	1,320,975
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #	6,000,000	5,646,900
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(Hawaii Pacific Health Obligation) Series A
5.50% 7/1/43	2,990,000	3,283,169
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,083,150
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,511,600
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A
5.00% 3/1/33	485,000	545,024
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	461,875
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.25% 5/15/54	5,000,000	4,651,750
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,720,772
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,193,275
Series A 144A 5.60% 1/1/56 #	2,700,000	2,367,657
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,038,340
5.50% 8/15/45	1,000,000	1,036,100
(Marquette Project) 5.00% 3/1/39	1,250,000	1,281,075
Iowa Finance Authority
(PHS Council Bluffs, Inc. Project)
5.125% 8/1/48	1,650,000	1,604,543
5.25% 8/1/55	2,500,000	2,448,025
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,529,900
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/47	1,300,000	1,323,023

12     NQ-425 [11/18] 1/19 (705912)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	$1,326,532
5.75% 11/15/45	2,500,000	2,538,475
5.75% 11/15/50	1,600,000	1,620,016
Kentwood, Michigan Economic Development Corporation
Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,317,650
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,185,520
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 5.00% 5/15/46	1,770,000	1,889,917
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,050,470
Maine Health & Higher Educational Facilities Authority
Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,807,117
Maricopa County, Arizona Industrial Development
Authority
(Christian Care Surprise, Inc. Project) Series 2016 144A
6.00% 1/1/48 #	5,400,000	5,362,956
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,065,060
Maryland Health & Higher Educational Facilities Authority
(Adventist Healthcare) Series A 5.50% 1/1/46	5,000,000	5,470,300
Miami-Dade County, Florida Health Facilities Authority
Revenue
(Nicklaus Children’s Hospital Project) 5.00% 8/1/47	2,350,000	2,543,899
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,811,187
Missouri State Health & Educational Facilities Authority
Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,044,270
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,511,359
5.375% 1/1/50	6,250,000	6,134,000
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	8,913,440
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,464,994

NQ-425 [11/18] 1/19 (705912)     13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	635,000	$635,806
Series A1 5.00% 7/1/46	1,395,000	1,490,041
Series A1 5.00% 7/1/51	1,595,000	1,698,308
Series B 4.00% 7/1/31	635,000	628,180
Series B 4.25% 7/1/36	955,000	950,292
Series B 4.75% 7/1/51	1,915,000	1,940,469
Series B 5.00% 7/1/46	1,595,000	1,646,694
Series C 5.00% 7/1/31	250,000	262,193
Series C 5.25% 7/1/36	350,000	366,450
Series C 5.50% 7/1/46	1,250,000	1,319,587
Series C 5.75% 7/1/51	1,000,000	1,064,920
Series D 6.00% 7/1/26	135,000	133,942
Series D 7.00% 7/1/51	1,350,000	1,336,217
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	2,500,000	2,446,400
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,983,380
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,026,756
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	2,746,300
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,863,350
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,398,300
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,168,332
144A 5.00% 12/1/45 #	800,000	845,480
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,559,535
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,013,580
Oklahoma Development Finance Authority Health System
Revenue
(OU Medicine Project) Series 2018B 5.50% 8/15/57	4,255,000	4,593,145
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,900,000	3,991,923
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	285,000	319,075

14     NQ-425 [11/18] 1/19 (705912)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.50% 6/1/49	2,920,000	$3,287,540
Payne County, Oklahoma Economic Development
Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	1,445,000	592,450
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A
144A 6.75% 12/1/53 #	8,995,000	8,634,840
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	1,030,000	1,063,918
5.25% 4/1/47	2,000,000	2,069,360
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 4.625% 6/1/36 #	235,000	222,702
Series A 144A 5.00% 6/1/36 #	960,000	961,181
Series A 144A 5.125% 6/1/48 #	1,375,000	1,371,879
(Maryland Proton Treatment Centre) Series A1 144A
6.375% 1/1/48 #	2,500,000	2,539,775
(Mary’s Woods at Marylhurst Project) 144A
5.25% 5/15/52 #	2,300,000	2,358,259
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,823,334
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,773,400
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor) 6.00% 5/15/47	1,500,000	1,614,690
San Buenaventura, California Revenue
(Community Memorial Health System) 7.50% 12/1/41	4,475,000	4,880,301
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	806,803
5.50% 12/1/43	1,250,000	1,291,400
St. Louis County, Missouri Industrial Development
Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	609,162
Series A 5.125% 8/15/45	1,800,000	1,825,830
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	605,481

NQ-425 [11/18] 1/19 (705912)     15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	$2,370,000
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	1,850,000	2,007,102
6.75% 11/15/52	3,300,000	3,568,653
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	526,235
(Mirabella At ASU Project) Series A 144A
6.125% 10/1/52 #	1,720,000	1,837,579
University of Colorado Hospital Authority Revenue
(UCHA Obligation Group) 5.00% 11/15/38 ●	3,000,000	3,211,380
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,134,771
Washington State Housing Finance Commission
(Bayview Manor Homes)
Series A 144A 5.00% 7/1/36 #	700,000	713,678
Series A 144A 5.00% 7/1/46 #	1,450,000	1,463,601
Series A 144A 5.00% 7/1/51 #	2,000,000	2,012,460
(Heron’s Key) Series A 144A 7.00% 7/1/50 #	2,000,000	2,115,000
(Wesley Homes at Lea Hill Project)
Series 2016 144A 5.00% 7/1/46 #	1,000,000	1,003,710
Series 2016 144A 5.00% 7/1/51 #	2,000,000	2,001,180
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	277,244
Series A 5.75% 11/1/39	600,000	616,326
Series A 6.00% 5/1/47	920,000	945,604
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	840,056
Series A 5.00% 7/1/24	1,700,000	1,758,378
Series A 6.125% 7/1/39	750,000	790,207
Series A 6.25% 7/1/44	2,500,000	2,649,050
Wichita, Kansas
(Kansas Masonic Home)
Series II-A 5.00% 12/1/31	500,000	509,895
Series II-A 5.25% 12/1/36	500,000	512,785
Series II-A 5.375% 12/1/46	1,200,000	1,235,712
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series A1 4.00% 7/1/48	1,510,000	1,359,800
Series B 5.00% 7/1/48	1,000,000	975,820

16     NQ-425 [11/18] 1/19 (705912)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series C 7.00% 7/1/43	900,000	$861,390
Series C 7.50% 7/1/53	1,000,000	972,320
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 144A 5.75% 11/15/44 #	2,000,000	2,100,400
		346,622,166
Housing Revenue Bonds – 0.55%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Affordable Housing) Senior Series A
5.25% 8/15/39	1,200,000	1,289,592
(Caritas Projects) Senior Series A 5.50% 8/15/47	1,500,000	1,588,725
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	798,105
Series A 5.25% 5/15/49	3,000,000	3,184,860
		6,861,282
Lease Revenue Bonds – 4.26%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,231,480
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	525,920
Series A 144A 6.875% 1/1/42 #	1,500,000	1,583,985
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,052,919
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	765,000	785,532
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	935,160
5.375% 2/1/41	1,500,000	1,380,315
Metropolitan Pier & Exposition Authority, Illinois
(Mccormick Place Expansion Project) Series A
5.00% 6/15/57	3,975,000	4,097,271
New Jersey Economic Development Authority Special
Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,427,500
New Jersey Transportation Trust Fund Authority
(Federal Highway Reimbursement Revenue) Series A
5.00% 6/15/31	5,450,000	5,977,233
(Transportation Program) Series AA 5.00% 6/15/25	1,000,000	1,106,450

NQ-425 [11/18] 1/19 (705912)     17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development Revenue
(Class 1-3 World Trade Center Project) 144A
5.00% 11/15/44 #	300,000	$306,645
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	2,410,000	2,520,185
(Class 3-3 World Trade Center Project) 144A
7.25% 11/15/44 #	9,600,000	11,088,288
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	3,775,000	3,791,346
(Senior Obligation Group) Series B 5.00% 7/1/42 (AMT)	4,000,000	4,175,240
Virginia Public Building Authority
Series B 5.00% 8/1/20	5,000,000	5,250,050
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,089,990
		53,325,509
Local General Obligation Bonds – 3.84%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,394,980
Series 2005D 5.50% 1/1/40	3,000,000	3,138,330
Series 2007E 5.50% 1/1/42	2,150,000	2,246,836
Series 2007F 5.50% 1/1/42	1,250,000	1,306,300
Series A 5.25% 1/1/29	4,415,000	4,632,968
Series A 5.50% 1/1/33	2,000,000	2,116,100
Series A 6.00% 1/1/38	6,285,000	6,979,995
Series C 5.00% 1/1/26	2,105,000	2,246,898
Series C 5.00% 1/1/38	1,000,000	1,028,750
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	2,893,875
Series D 5.00% 12/1/46	2,000,000	1,932,760
Series G 5.00% 12/1/44	2,445,000	2,448,496
Series H 5.00% 12/1/36	3,405,000	3,444,328
Series H 5.00% 12/1/46	4,225,000	4,156,175
New York City, New York
Series E 5.00% 8/1/20	3,615,000	3,795,172
Raleigh, North Carolina
Series A 5.00% 9/1/22	3,000,000	3,315,960
		48,077,923

18     NQ-425 [11/18] 1/19 (705912)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 6.99%
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30-20§	845,000	$893,875
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	1,215,000	1,286,807
Brevard County, Florida Health Facilities Authority
Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	1,000,000	1,016,600
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	5,500,000	5,770,435
6.50% 7/15/30-20§	1,175,000	1,235,865
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	900,000	927,171
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Senior Series A 6.40% 8/15/45-20§	1,690,000	1,803,112
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B
7.75% 4/1/31-21§	750,000	832,350
(Eisenhower Medical Center) Series A 5.75% 7/1/40-20§	1,000,000	1,060,730
California Statewide Communities Development Authority
Revenue
(California Baptist University Project) 7.50% 11/1/41-21§	1,000,000	1,157,080
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	2,036,456
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,092,410
Clifton, Texas Higher Education Finance Corporation
Revenue
(Idea Public Schools) 5.75% 8/15/41-21§	1,000,000	1,091,060
(Uplift Education) Series A 6.25% 12/1/45-20§	1,000,000	1,080,740
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	900,000	903,069
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41-21§	2,235,000	2,459,372
(KIPP Charter School) 6.00% 7/1/48-23§	1,450,000	1,689,917
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40-20§	1,250,000	1,318,075

NQ-425 [11/18] 1/19 (705912)     19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44-19§	1,000,000	$1,065,830
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25-20§	1,750,000	1,886,815
Series A 7.75% 5/15/30-20§	500,000	539,980
Series A 8.00% 5/15/40-20§	2,205,000	2,387,464
Series A 8.00% 5/15/46-20§	1,500,000	1,624,125
(Provena Health)
Series A 7.75% 8/15/34-19§	20,000	20,793
Series A (Refunded) 7.75% 8/15/34-19§	980,000	1,018,847
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	3,693,094
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23-21§	2,010,000	2,173,011
6.00% 6/1/28-21§	1,455,000	1,590,562
Kentucky Economic Development Finance Authority
Hospital Revenue
(Owensboro Medical Health System) Series A
6.50% 3/1/45-20§	4,965,000	5,290,207
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	1,750,000	1,830,815
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	294,701
Unrefunded (Redevelopment Project)
6.875% 8/1/39-19§	215,000	222,319
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	1,883,445
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,211,265
Maryland Health & Higher Educational Facilities Authority
(Doctors Community Hospital) 5.75% 7/1/38-20§	1,730,000	1,830,894
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A
5.75% 6/1/35-20§	1,400,000	1,478,694
Massachusetts State Health & Educational Facilities
Authority Revenue
(Springfield College) 5.625% 10/15/40-19§	1,000,000	1,032,000
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair University Student Housing
Project) 5.875% 6/1/42-20§	1,500,000	1,587,045

20     NQ-425 [11/18] 1/19 (705912)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,000,000	$1,027,720
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37-18§	3,500,000	3,500,000
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36-20§	1,000,000	1,052,710
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,083,670
Series A 5.125% 7/1/31-19§	1,000,000	1,018,980
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30-20#§	705,000	746,243
Series A 144A 6.375% 9/1/40-20#§	500,000	536,615
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	710,000	735,262
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	1,300,000	1,371,617
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,153,220
South Carolina Jobs - Economic Development Authority
Hospital Revenue
(Palmetto Health) 5.75% 8/1/39-19§	915,000	937,976
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23§	1,420,000	1,735,510
7.125% 11/1/43-23§	2,500,000	3,055,475
St. Johns County, Florida Industrial Development Authority
Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,062,530
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,092,900
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,644,285

NQ-425 [11/18] 1/19 (705912)     21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39-19 (AGC)§	1,250,000	$1,284,937
		87,356,680
Resource Recovery Revenue Bonds – 1.37%
Blythe Township, Pennsylvania Solid Waste Authority
Revenue
7.75% 12/1/37 (AMT)	3,000,000	3,075,930
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	5,250,000	5,549,145
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,507,000
Mission, Texas Economic Development Corporation
Revenue
(Dallas Clean Energy McCommas)
6.875% 12/1/24 (AMT)	945,000	945,624
Niagara, New York Area Development Corporation
Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT)#	3,500,000	3,369,135
Orange County, Florida Industrial Development Authority
Revenue
(Anuvia Florida LLC Project) Series A 144A
4.00% 7/1/48 (AMT)#	2,665,000	1,635,564
		17,082,398
Special Tax Revenue Bonds – 6.22%
Babcock Ranch, Florida Community Independent Special
District
5.00% 11/1/31	615,000	616,396
5.25% 11/1/46	500,000	497,795
Canyons, Colorado Metropolitan District No. 5
Series A 6.125% 12/1/47	1,000,000	1,002,520
Celebration Pointe, Florida Community Development
District
5.125% 5/1/45	2,000,000	1,987,020
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,013,760
144A 5.40% 3/1/45 #	2,000,000	2,028,360
Colliers Hill, Colorado Metropolitan District No. 2
Series A 6.50% 12/1/47	2,000,000	1,979,380
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	5,200,000	5,209,516

22     NQ-425 [11/18] 1/19 (705912)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,700,000	$1,733,014
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A
5.50% 11/1/44	4,770,000	4,807,874
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	2,000,000	2,005,200
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,400,000	3,476,262
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,175,000	2,223,329
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/40 #	935,000	949,044
Series B 144A 5.00% 2/1/50 #	1,825,000	1,819,069
Memphis-Shelby County Industrial Development Board,
Tennessee
(Graceland Project)
Series A 5.50% 7/1/37	650,000	683,982
Series A 5.625% 1/1/46	750,000	781,800
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,273,334
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,005,560
Series A 5.50% 8/1/35	1,300,000	1,305,213
Mosaic District, Virginia Community Development
Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,599,105
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,026,465
5.90% 3/1/30	2,000,000	2,030,140
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	4,975,000	5,155,991
Series AA 5.25% 6/15/41	1,000,000	1,055,800
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,002,540
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,014,370

NQ-425 [11/18] 1/19 (705912)     23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project) 7.00% 7/1/32	2,435,000	$2,718,142
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,005,220
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	5,065,000	5,705,419
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/35 ‡	2,500,000	1,750,000
Series A 5.75% 12/1/45 ‡	2,500,000	1,750,000
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,031,860
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,199,952
St. Louis County, Missouri Industrial Development
Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,000,923
Series A 144A 5.25% 9/1/45 #	3,540,000	3,340,875
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,105,000	1,110,923
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	4,906,068
		77,802,221
State General Obligation Bonds – 3.03%
California State
5.00% 8/1/46	2,000,000	2,232,880
(Bid Group C) Series B 5.00% 8/1/27	5,000,000	5,876,200
(Various Purposes) 5.00% 10/1/47	2,500,000	2,777,875
Illinois State
5.00% 5/1/36	1,710,000	1,742,353
5.00% 11/1/36	2,245,000	2,302,382
5.00% 2/1/39	2,980,000	3,025,802
Series A 5.00% 12/1/34	2,100,000	2,165,961
Series A 5.00% 4/1/38	2,805,000	2,862,699
Series D 5.00% 11/1/28	11,000,000	11,614,460
New York State
Series A 5.25% 2/15/24	2,000,000	2,142,560

24     NQ-425 [11/18] 1/19 (705912)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Ohio State
(Full Faith and Credit/Highway User Receipts) Series V
5.00% 5/1/23	1,000,000	$1,119,550
		37,862,722
Transportation Revenue Bonds – 6.56%
California Municipal Finance Authority
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	2,895,000	3,098,808
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	4,135,000	4,518,315
Delaware Transportation Authority
5.00% 6/1/55	4,105,000	4,442,472
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,579,400
Series A 6.00% 1/15/49	7,690,000	8,756,372
Harris County, Texas Metropolitan Transit Authority
5.00% 11/1/23	1,500,000	1,693,830
5.00% 11/1/24	2,000,000	2,296,920
Hawaii Airports System Revenue
Series A 5.00% 7/1/45 (AMT)	3,490,000	3,826,296
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,061,250
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,214,830
Series A 6.00% 7/1/53	1,290,000	1,397,122
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,077,190
Los Angeles, California Department of Airports
Series D 5.00% 5/15/41 (AMT)	5,000,000	5,448,600
Metropolitan New York Transportation Authority
(Green Bond) Series A1 5.25% 11/15/56	5,000,000	5,429,150
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) Series 8 6.00% 12/1/42	1,970,000	2,097,991
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,086,270
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue )
Series A 5.00% 1/1/49	1,110,000	1,186,657
Series B 5.00% 1/1/42 (AMT)	1,110,000	1,175,923
Series B 5.00% 1/1/48 (AMT)	2,535,000	2,670,445

NQ-425 [11/18] 1/19 (705912)     25

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	$1,117,348
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(Blueridge Transportation) 5.00% 12/31/55 (AMT)	1,840,000	1,914,373
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,438,900
7.50% 6/30/33	500,000	536,045
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,169,643
6.875% 12/31/39	4,055,000	4,225,594
7.00% 12/31/38 (AMT)	1,335,000	1,540,577
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	3,096,915
		82,097,236
Water & Sewer Revenue Bonds – 2.90%
Charlotte County, Florida Industrial Development Authority
(Town & Country Utilities Project) 144A
5.50% 10/1/36 (AMT)#	500,000	479,145
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	204,250
5.00% 11/1/28	30,000	33,444
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	4,000,000	4,207,400
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,738,925
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,214,580
Series D 7.00% 10/1/51	5,000,000	5,937,050
New York City, New York Water & Sewer System
(Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,458,385
		36,273,179
Total Municipal Bonds (cost $1,199,158,794)		1,228,489,435

Short-Term Investments – 0.78%
Variable Rate Demand Notes – 0.78%¤
City & County of Denver, Colorado Series A2 1.74%
12/1/29 (SPA - JPMorgan Chase Bank N.A.)	200,000	200,000

26     NQ-425 [11/18] 1/19 (705912)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Mississippi Business Finance Corporation Revenue
(Chevron USA) Series C
1.71% 12/1/30	825,000	$825,000
(Chevron USA) Series C
1.71% 11/1/35	8,700,000	8,700,000
Total Short-Term Investments (cost $9,725,000)		9,725,000

Total Value of Securities – 99.01%
(cost $1,208,883,794)		1,238,214,435
Receivables and Other Assets Net of Liabilities – 0.99%		12,432,353
Net Assets Applicable to 116,174,821 Shares Outstanding – 100.00%		$1,250,646,788

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2018, the aggregate value of Rule 144A securities was $237,151,144, which represents 18.96% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2018.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Nov. 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

NQ-425 [11/18] 1/19 (705912)     27

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
N.A. – National Association
SGI – Insured by Syncora Guarantee Inc.
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes.

28     NQ-425 [11/18] 1/19 (705912)

Notes
Delaware National High-Yield Municipal Bond Fund	November 30, 2018 (Unaudited)

1. Significant Accounting Policies

Voyageur Mutual Funds (Trust) – Delaware National High-Yield Municipal Bond Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-425 [11/18] 1/19 (705912)     29

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$1,228,489,435
Short-Term Investments	9,725,000
Total Value of Securities	$1,238,214,435

During the period ended Nov. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the period ended Nov. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

30     NQ-425 [11/18] 1/19 (705912)

(Unaudited)

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2018 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-425 [11/18] 1/19 (705912)     31

Schedule of investments
Delaware Tax-Free California Fund	November 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.32%
Corporate Revenue Bonds – 5.96%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,014,640
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed)
Series A-1 5.00% 6/1/29	1,000,000	1,094,750
Series A-1 5.25% 6/1/47	1,500,000	1,492,140
Series A-2 5.00% 6/1/47	1,250,000	1,200,013
(Capital Appreciation Asset-Backed) Subordinate
Series B 1.548% 6/1/47 ^	1,615,000	254,621
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	685,810
		5,741,974
Education Revenue Bonds – 18.95%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,101,670
California Municipal Finance Authority
(Bella Mente Montessori Academy Project) Series A
144A 5.00% 6/1/48 #	500,000	512,145
(Biola University) 5.00% 10/1/39	1,000,000	1,105,790
(California Baptist University) Series A 144A 5.375%
11/1/40 #	1,000,000	1,086,010
(Creative Center of Los Altos Project - Pinewood School
& Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	473,370
(Julian Charter School Project) Series A 144A 5.625%
3/1/45 #	500,000	479,780
(Palmdale Aerospace Academy Project) Series A 144A
5.00% 7/1/46 #	500,000	509,450
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,255,983
California Public Finance Authority University Housing
Revenue
(NCCD - Claremont Properties LLC - Claremont
Colleges Project) Series A 144A 5.00% 7/1/32 #	100,000	103,019
California School Finance Authority
(Aspire Public Schools - Obligated Group) Series A 144A
5.00% 8/1/45 #	715,000	748,305
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/42 #	500,000	434,615
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	247,995
(Green Dot Public Schools Project) Series A 144A 5.00%
8/1/35 #	1,000,000	1,057,300
(Grimmway Schools - Obligated Group) Series A 144A
5.00% 7/1/36 #	500,000	503,430

NQ-329 [11/18] 1/19 (705782)     1

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(ICEF - View Park Elementary & Middle Schools) Series
A 5.625% 10/1/34	575,000	$597,333
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,052,630
(Partnerships to Uplift Communities Valley Project)
Series A 144A 6.75% 8/1/44 #	1,000,000	1,054,920
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,119,970
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter
High School Project) Series A 7.25% 8/1/41	800,000	877,600
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	847,073
(Culinary Institute of America Project) Series B 5.00%
7/1/46	425,000	456,548
California Statewide Communities Development Authority
Student Housing Revenue
(University of California Irvine East Campus Apartments)
5.00% 5/15/24	40,000	44,588
5.375% 5/15/38	1,000,000	1,061,460
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	971,840
University of California General Revenue
Series AZ 5.25% 5/15/58	490,000	557,110
		18,259,934
Electric Revenue Bond – 0.58%
Imperial Irrigation District Electric System Revenue
Series C 5.00% 11/1/36	500,000	562,330
		562,330
Healthcare Revenue Bonds – 21.61%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	912,483
(Sharp HealthCare) Series A 5.00% 8/1/28	250,000	270,027
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	1,000,000	1,027,750
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	533,290
Series A 5.00% 8/15/47	500,000	541,395
(Dignity Health) Series E 5.625% 7/1/25	1,000,000	1,019,820

2     NQ-329 [11/18] 1/19 (705782)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Subordinate Series A-2 4.00%
11/1/44	1,005,000	$1,026,879
(Lucile Salter Packard Children’s Hospital at Stanford)
Series A 5.00% 8/15/33	1,000,000	1,140,460
Series A 5.00% 11/15/56	1,000,000	1,108,070
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,022,510
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,081,130
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	817,155
Series A 5.00% 2/1/47	250,000	271,315
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	528,085
California Statewide Communities Development Authority
Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	975,330
(BE.Group) 144A 7.25% 11/15/41 #	500,000	521,220
(Covenant Retirement Communities) Series C 5.625%
12/1/36	1,000,000	1,113,490
(Episcopal Communities & Services) 5.00% 5/15/32	600,000	637,800
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	501,465
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/48 #	100,000	104,948
Series A 144A 5.25% 12/1/56 #	725,000	752,333
Series A 144A 5.50% 12/1/58 #	400,000	425,824
(Marin General Hospital - Green Bonds) Series A 4.00%
8/1/45	500,000	500,570
(Rady Children’s Hospital - San Diego) Series B 5.00%
8/15/28	600,000	725,088
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,079,030
La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	775,305
Palomar Health
5.00% 11/1/47 (AGM)	500,000	556,130
San Buenaventura
(Community Memorial Health Systems) 7.50% 12/1/41	785,000	856,097
		20,824,999
Housing Revenue Bonds – 4.26%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects)
Series A 4.00% 8/15/42	1,270,000	1,241,374
Series A 5.50% 8/15/47	750,000	794,363

NQ-329 [11/18] 1/19 (705782)     3

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Independent Cities Finance Authority Mobile Home Park
Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	1,000,000	$1,064,140
Santa Clara County Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31
(AMT)	1,000,000	1,000,820
		4,100,697
Lease Revenue Bonds – 9.79%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,075,040
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated
Group) Series A 5.00% 11/1/41	1,000,000	1,099,990
(Infrastructure State Revolving Fund) Series A 5.00%
10/1/29	1,000,000	1,167,540
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project) 5.00% 1/1/35	635,000	605,288
California State Public Works Board Lease Revenue
(Department of Corrections and Rehabilitation) Series C
5.00% 10/1/26	1,000,000	1,080,610
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,097,400
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,098,900
San Diego County
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	570,155
Series A 5.00% 11/1/30	475,000	537,496
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,102,290
		9,434,709
Local General Obligation Bonds – 2.99%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL) ^	1,000,000	827,180
Marin Healthcare District Election 2013
Series A 4.00% 8/1/47	1,000,000	1,026,580
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	1,000,000	1,027,320
		2,881,080

4     NQ-329 [11/18] 1/19 (705782)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds – 10.13%
Abag Finance Authority for Nonprofit Corporations
(Sharp HealthCare) Series B 6.25% 8/1/39-19 §	1,000,000	$1,030,370
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A
5.00% 10/1/25-21 §	800,000	859,536
California
(Various Purpose) 6.00% 4/1/38-19 §	185,000	187,690
California Department of Water Resources
(Central Valley Project) Unrefunded Series AG 5.00%
12/1/28-19 §	75,000	77,507
California Health Facilities Financing Authority Revenue
(Dignity Health) Series A 6.00% 7/1/39-19 §	855,000	876,580
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20 §	950,000	1,013,583
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36-20 §	250,000	265,520
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas)
6.875% 8/1/39-19 §	285,000	294,701
Unrefunded 6.875% 8/1/39-19 §	215,000	222,318
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Bond Program) 5.50%
9/1/46-21 (AGM) §	800,000	876,336
Rancho Santa Fe Community Services District Financing
Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	882,784
Riverside County Redevelopment Agency Tax Allocation
Housing
Series A 6.00% 10/1/39-20 §	1,000,000	1,076,540
San Diego Public Facilities Financing Authority Lease
Revenue
(Master Refunding Project) Series A 5.25% 3/1/40-20 §	1,000,000	1,061,170
San Mateo Joint Powers Financing Authority Lease
Revenue
(Capital Projects) Series A 5.25% 7/15/26-20 §	1,000,000	1,038,990
		9,763,625
Resource Recovery Revenue Bond – 1.07%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00%
9/1/36	1,000,000	1,028,550
		1,028,550

NQ-329 [11/18] 1/19 (705782)     5

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 2.28%
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex) Senior Series A 5.00%
6/1/48	1,000,000	$1,115,040
San Francisco City & County Redevelopment Successor
Agency
(Mission Bay South Redevelopment Project) Series B
5.00% 8/1/43 (NATL)	500,000	550,655
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	529,650
		2,195,345
State General Obligation Bonds – 8.60%
California
(Various Purpose)
5.00% 9/1/26	500,000	591,495
5.00% 8/1/27	750,000	881,430
5.00% 8/1/46	1,000,000	1,116,440
5.00% 11/1/47	1,000,000	1,128,570
5.25% 3/1/30	1,000,000	1,040,110
5.25% 4/1/35	1,000,000	1,091,080
5.25% 11/1/40	1,000,000	1,058,200
6.00% 3/1/33	1,000,000	1,051,040
Unrefunded 6.00% 4/1/38	330,000	334,356
		8,292,721
Transportation Revenue Bonds – 10.90%
Alameda Corridor Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	500,000	545,560
California Municipal Finance Authority Senior Lien
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	1,000,000	1,070,400
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	537,860
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,097,600
Subordinate Series B 5.00% 5/15/33	1,000,000	1,042,820
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations) Series A 5.75% 6/1/44	500,000	544,000
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	1,000,000	1,117,040
Subordinate Series B 5.00% 7/1/41	500,000	552,560
San Diego County Regional Airport Authority Revenue
Subordinate Series A 5.00% 7/1/47	375,000	418,463

6     NQ-329 [11/18] 1/19 (705782)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40%
9/1/25	870,000	$873,202
San Francisco City & County Airports Commission
(San Francisco International Airport) Second Series B
5.00% 5/1/46 (AMT)	1,000,000	1,088,660
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,620,015
		10,508,180
Water & Sewer Revenue Bonds – 2.20%
San Diego Public Facilities Financing Authority Water
Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,099,530
San Francisco City & County Public Utilities Commission
Water Revenue
Subordinate Series A 4.00% 11/1/39	1,000,000	1,024,730
		2,124,260
Total Municipal Bonds (cost $93,327,598)		95,718,404

Total Value of Securities – 99.32%
(cost $93,327,598)		95,718,404
Receivables and Other Assets Net of Liabilities – 0.68%		656,269
Net Assets Applicable to 8,195,596 Shares Outstanding – 100.00%		$96,374,673

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2018, the aggregate value of Rule 144A securities was $9,014,664, which represents 9.35% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
^	Zero coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at Nov. 30, 2018.

NQ-329 [11/18] 1/19 (705782)     7

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICEF – Inner City Education Foundation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes.

8     NQ-329 [11/18] 1/19 (705782)

Notes
Delaware Tax-Free California Fund	November 30, 2018 (Unaudited)

1. Significant Accounting Policies

Voyageur Mutual Funds (Trust) - Delaware Tax-Free California Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2018.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-329 [11/18] 1/19 (705782)     9

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$95,718,404

During the period ended Nov. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

10     NQ-329 [11/18] 1/19 (705782)

(Unaudited)

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-329 [11/18] 1/19 (705782)     11

Schedule of investments
Delaware Tax-Free Idaho Fund	November 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.05%
Corporate Revenue Bonds – 3.48%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,217,437
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,007,000
		3,224,437
Education Revenue Bonds – 16.77%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,263,613
Series A 5.00% 4/1/42	1,350,000	1,444,797
Series A 5.00% 4/1/47	500,000	554,635
Series A 5.00% 4/1/48	750,000	834,540
Idaho Housing & Finance Association
(Compass Public Charter School Project)
Series A 144A 6.00% 7/1/39 #	370,000	384,027
Series A 144A 6.00% 7/1/49 #	595,000	611,981
Series A 144A 6.00% 7/1/54 #	570,000	584,147
(Idaho Arts Charter School Project)
Series A 5.00% 12/1/38	1,000,000	1,035,960
Series A 144A 5.00% 12/1/46 #	1,000,000	1,020,680
(North Star Charter School Project)
Capital Appreciation Subordinate Series B 144A 4.88%
7/1/49 #^	2,888,155	348,254
Series A 6.75% 7/1/48	529,151	536,321
(Victory Charter School Project) Series B 5.00% 7/1/39	1,000,000	1,034,330
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,330,220
University of Idaho
Series 2011 5.25% 4/1/41 ●	1,755,000	1,865,477
Series A 5.00% 4/1/41	1,000,000	1,132,340
Series B 5.00% 4/1/28	1,000,000	1,035,940
Series B 5.00% 4/1/32	500,000	517,635
		15,534,897
Electric Revenue Bonds – 3.52%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,205,460
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,055,960
		3,261,420
Healthcare Revenue Bonds – 11.42%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,350,000	2,458,547

NQ-360 [11/18] 1/19 (705867)     1

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A 5.00%
3/1/47	1,500,000	$1,572,630
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	1,440,428
Series D 5.00% 12/1/32	1,000,000	1,068,770
Series D 5.00% 12/1/46	750,000	819,120
(Valley Vista Care Corporation)
Series A 5.25% 11/15/37	1,005,000	1,023,643
Series A 5.25% 11/15/47	1,130,000	1,133,164
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series
A 6.00% 7/1/33	1,020,000	1,055,027
		10,571,329
Housing Revenue Bonds – 1.09%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	635,000	644,010
Series C Class II 4.95% 7/1/31	360,000	362,977
		1,006,987
Lease Revenue Bonds – 10.32%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	835,395
5.00% 12/15/32	750,000	833,843
Idaho Fish & Wildlife Foundation
5.00% 12/1/41	200,000	225,874
Idaho Housing & Finance Association Revenue
(Grant & Revenue Anticipation Bonds) Series A 5.00%
7/15/27	750,000	873,593
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,487,409
Series A 7.00% 2/1/36	1,500,000	1,617,225
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40	1,250,000	1,352,513
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	498,161
Series A 4.50% 9/1/26	485,000	529,183
Series A 4.50% 9/1/27	505,000	547,940
(Department of Health & Welfare Project) Series B 4.00%
9/1/48	750,000	753,675
		9,554,811

2     NQ-360 [11/18] 1/19 (705867)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 24.49%
Ada & Boise Counties Independent School District Boise
City
5.00% 8/1/33	1,010,000	$1,161,955
5.00% 8/1/34	1,500,000	1,719,540
5.00% 8/1/35	1,160,000	1,325,358
5.00% 8/1/36	500,000	568,700
Ada & Canyon Counties Joint School District No. 2
Meridian
4.50% 7/30/22	1,500,000	1,558,125
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty) Series B
5.00% 9/15/35	1,100,000	1,254,022
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,457,833
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,729,123
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,814,326
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,110,740
Series B 5.00% 9/15/24	1,480,000	1,628,740
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	560,157
Series A 4.00% 9/15/37	1,000,000	1,038,350
Series C 5.00% 9/15/42	500,000	564,435
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,252,584
Series B 5.00% 8/15/26	500,000	587,295
Nez Perce County Independent School District No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	1,135,630
Series B 5.00% 9/15/37	1,000,000	1,132,880
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37	1,000,000	1,083,210
		22,683,003
Pre-Refunded Bonds – 6.07%
Boise State University Revenue
Series A 5.00% 4/1/39-19 §	1,000,000	1,010,490

NQ-360 [11/18] 1/19 (705867)     3

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Idaho Bond Bank Authority Revenue
(State Intercept)
Series A 5.25% 9/15/26-19 §	570,000	$575,523
Unrefunded Series A 5.00% 9/15/28-19 §	890,000	898,126
Unrefunded Series A 5.25% 9/15/26-19 §	500,000	504,915
Idaho Health Facilities Authority Revenue
(St. Luke’s Regional Medical Center Project) 5.00%
7/1/35-20 (AGM) §	2,500,000	2,616,875
Puerto Rico Sales Tax Financing Revenue
First Subordinate Series A 5.50% 8/1/28-19 §	15,000	15,352
		5,621,281
Special Tax Revenue Bonds – 14.88%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	561,039
Series A 5.25% 1/1/36	705,000	738,445
Series B-1 5.00% 1/1/42	1,425,000	1,460,597
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00%
9/1/32	3,565,000	3,856,046
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,524,825
Nampa Development Corporation Revenue
5.90% 3/1/30	3,000,000	3,045,210
(Library Square Project) 144A 5.00% 9/1/31 #	1,000,000	1,029,410
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) 5.00% 10/1/29
(AGM)	1,500,000	1,561,875
		13,777,447
Transportation Revenue Bonds – 4.65%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,026,760
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,059,940
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,221,289
		4,307,989
Water & Sewer Revenue Bonds – 1.36%
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	388,515
5.00% 1/1/46	835,000	867,582
		1,256,097
Total Municipal Bonds (cost $89,462,856)		90,799,698

4     NQ-360 [11/18] 1/19 (705867)

(Unaudited)

	Number of shares	Value (US $)
Short-Term Investments – 0.51%
Money Market Mutual Fund – 0.05%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 1.56%)	49,429	$49,429
		49,429

	Principal amount°
Variable Rate Demand Note – 0.46%¤
Idaho Health Facilities Authority Revenue (St. Luke’s
Health System Project) Series C
1.70% 3/1/48 (LOC - US Bank N.A.)	425,000	425,000
		425,000
Total Short-Term Investments (cost $474,429)		474,429

Total Value of Securities – 98.56%
(cost $89,937,285)		91,274,127
Receivables and Other Assets Net of Liabilities – 1.44%		1,333,414
Net Assets Applicable to 8,351,411 Shares Outstanding – 100.00%		$92,607,541

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2018, the aggregate value of Rule 144A securities was $3,978,499, which represents 4.30% of the Fund’s net assets.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2018.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Nov. 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

NQ-360 [11/18] 1/19 (705867)     5

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
N.A. – National Association
USD – United States Dollar

See accompanying notes.

6     NQ-360 [11/18] 1/19 (705867)

Notes
Delaware Tax-Free Idaho Fund	November 30, 2018 (Unaudited)

1. Significant Accounting Policies

Voyageur Mutual Funds (Trust) - Delaware Tax-Free Idaho Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-360 [11/18] 1/19 (705867)     7

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$90,799,698
Short-Term Investments	474,429
Total Value of Securities	$91,274,127

During the period ended Nov. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

8     NQ-360 [11/18] 1/19 (705867)

(Unaudited)

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-360 [11/18] 1/19 (705867)     9

Schedule of investments
Delaware Tax-Free New York Fund	November 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.54%
Corporate Revenue Bonds – 6.82%
Nassau County Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	755,000	$715,098
New York City Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners Project)
5.75% 10/1/36 (AMT)	350,000	353,301
New York Counties Tobacco Trust VI
(Tobacco Settlement Pass Through) Series C 5.00%
6/1/51	500,000	504,660
New York Liberty Development Revenue
(Second Priority - Bank of America Tower at One Bryant
Park Project)
Class 2 5.625% 7/15/47	500,000	517,660
Class 3 6.375% 7/15/49	865,000	897,974
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/36 (AMT)	1,000,000	1,083,370
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	737,576
TSASC Revenue
(Senior) Series A 5.00% 6/1/41	900,000	919,350
		5,728,989
Education Revenue Bonds – 22.44%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A 5.00%
4/1/37	250,000	217,893
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project)
Series A 6.00% 10/1/31	525,000	569,583
(Tapestry Charter School Project) Series A 5.00%
8/1/52	500,000	508,400
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	517,240
Series A 5.50% 4/1/43	500,000	520,815
(Inwood Academy for Leadership Charter School
Project) Series A 144A 5.50% 5/1/48 #	500,000	507,305
(Manhattan College Project) 5.00% 8/1/47	500,000	547,755
(Metropolitan College of New York Project) 5.50%
11/1/44	1,100,000	1,109,867
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	251,817

NQ-401 [11/18] 1/19 (705925)     1

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	$820,747
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/41	200,000	214,982
Series A-1 5.00% 7/1/46	300,000	321,252
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	552,790
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	419,400
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
Series A 5.00% 10/1/22	340,000	368,869
Series A 5.00% 10/1/23	470,000	516,793
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	337,713
(University of Rochester Project) Series C 4.00% 7/1/43	500,000	505,055
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	1,006,480
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	526,775
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	448,420
(Brooklyn Law School) 5.75% 7/1/33	340,000	345,770
(Cornell University) Series A 5.00% 7/1/34	170,000	172,938
(Fordham University) 5.00% 7/1/44	650,000	702,052
(Marymount Manhattan College) 5.00% 7/1/24	350,000	355,239
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,098,180
(Rockefeller University) Series A 5.00% 7/1/27	250,000	254,350
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,070,140
(University of Rochester Project) Unrefunded Series A
5.125% 7/1/39	20,000	20,346
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	519,135
St. Lawrence County Industrial Development Agency Civic
Development Revenue
(St. Lawrence University Project) Series A 4.00%
7/1/43	1,000,000	992,240
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	833,213
5.00% 7/1/41	500,000	557,460

2     NQ-401 [11/18] 1/19 (705925)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project) Series E 5.20%
4/1/37	500,000	$532,660
Yonkers Economic Development Educational Revenue
(Charter School of Educational Excellence Project)
Series A 6.25% 10/15/40	600,000	615,186
		18,858,860
Electric Revenue Bonds – 4.20%
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	509,657
5.00% 9/1/47	500,000	551,680
Series A 5.00% 9/1/44	750,000	808,830
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	538,100
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,124,570
		3,532,837
Healthcare Revenue Bonds – 15.30%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) 5.25% 7/1/35	250,000	270,890
Dutchess County Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/34	350,000	381,696
Series A 5.00% 7/1/44	1,000,000	1,072,980
Guilderland Industrial Development Agency
(Albany Place Development Project) Series A 144A
5.875% 1/1/52 #	500,000	470,575
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	447,124
5.00% 12/1/46	540,000	582,600
Series A 5.00% 12/1/27	330,000	357,664
Series A 5.00% 12/1/28	655,000	708,625
(The Unity Hospital of Rochester Project) 5.50%
8/15/40 (FHA)	585,000	625,301
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated
Group Project)
5.00% 7/1/29	375,000	408,525
5.00% 7/1/33	725,000	776,243
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	516,155

NQ-401 [11/18] 1/19 (705925)     3

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 4.00% 8/1/38	1,000,000	$993,660
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	625,800
(New York University Hospitals Center) Series A 4.00%
7/1/40	465,000	469,971
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	541,580
144A 5.00% 12/1/45 #	700,000	739,795
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50%
1/1/46	400,000	409,428
Saratoga County Capital Resource Revenue
(The Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	553,510
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	764,370
Suffolk County Economic Development Revenue
(Catholic Health Services) Unrefunded 5.00% 7/1/28	430,000	456,002
(Peconic Landing at Southhold Project) 6.00% 12/1/40	650,000	684,457
		12,856,951
Lease Revenue Bonds – 8.36%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	385,000	412,343
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A
5.00% 11/15/56	710,000	751,691
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,174,491
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,587,885
New York Liberty Development
(4 World Trade Center Project) 5.00% 11/15/31	500,000	533,385
(Class 1 - 3 World Trade Center Project) 144A 5.00%
11/15/44 #	1,500,000	1,533,225
(Class 2 - 3 World Trade Center Project) 144A 5.375%
11/15/40 #	500,000	522,860
United Nations Development Revenue
(Senior Lien) Series A 5.00% 7/1/26	500,000	508,350
		7,024,230

4     NQ-401 [11/18] 1/19 (705925)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 2.26%
New York City
Fiscal 2011 Series E 5.00% 8/1/28	125,000	$130,854
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,106,010
Subordinate Series E-1 5.25% 3/1/35	500,000	583,160
Unrefunded Subordinate Series I-1 5.375% 4/1/36	25,000	25,269
New York State Dormitory Authority
(School District Financing Program)
Unrefunded Series A 5.00% 10/1/23	25,000	26,963
Unrefunded Series A 5.00% 10/1/25 (AGM)	30,000	31,499
		1,903,755
Pre-Refunded Bonds – 10.81%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40-20 §	500,000	524,585
6.375% 7/15/43-20 §	500,000	525,275
6.50% 7/15/30-20 §	500,000	525,900
Hudson Yards Infrastructure
Fiscal 2012 Series A 5.75% 2/15/47-21 §	615,000	665,424
Long Island Power Authority Electric System Revenue
Series A 5.75% 4/1/39-19 §	350,000	354,550
Series B 5.75% 4/1/33-19 §	250,000	253,250
Metropolitan Transportation Authority Revenue
Series C 5.00% 11/15/32-22 §	500,000	556,655
Series D 5.25% 11/15/27-20 §	500,000	532,360
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
5.25% 10/1/31-21 §	500,000	543,970
5.50% 10/1/41-21 §	500,000	547,385
New York City
Subordinate Series I-1 5.375% 4/1/36-19 §	475,000	480,681
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2011 Subordinate Series C 5.25% 11/1/25-20 §	190,000	201,502
Fiscal 2011 Subordinate Series D-1 5.25% 2/1/29-21 §	305,000	325,694
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Teachers College) 5.50% 3/1/39-19 §	250,000	252,285
(The Northwell Health Obligated Group)
Series A 5.00% 5/1/41-21 §	500,000	535,820
Series A 5.50% 5/1/37-19 §	500,000	507,750

NQ-401 [11/18] 1/19 (705925)     5

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	$411,794
5.00% 7/1/42-22 §	750,000	825,607
Series A 5.125% 7/1/31-19 §	500,000	509,490
		9,079,977
Resource Recovery Revenue Bond – 1.72%
Niagara Area Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,443,915
		1,443,915
Special Tax Revenue Bonds – 16.70%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	487,539
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	250,000	250,650
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	251,385
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2012 Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,070,970
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	1,091,080
(Future Tax Secured)
Fiscal 2011 Subordinate Series D-1 5.00% 2/1/26	250,000	264,453
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	816,180
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	818,483
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,099,850
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	753,750
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,680,750
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	508,005
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,110,110
Unrefunded Fiscal 2011 Subordinate Series C 5.25%
11/1/25	310,000	328,705
Unrefunded Fiscal 2011 Subordinate Series D-1 5.25%
2/1/29	195,000	207,804
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,119,240
New York State Dormitory Authority Revenue
(General Purpose)
Series C 5.00% 3/15/34	500,000	528,780
Series E 5.00% 3/15/32	1,000,000	1,129,700

6     NQ-401 [11/18] 1/19 (705925)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/36	500,000	$514,625
		14,032,059
State General Obligation Bond – 0.60%
New York State
Series A 5.00% 3/1/38	500,000	501,190
		501,190
Transportation Revenue Bonds – 6.43%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	479,257
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	536,955
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32	700,000	745,269
Series L 5.00% 1/1/35	100,000	113,572
(Junior Indebtedness Obligation) Series A 5.25%
1/1/56	1,000,000	1,094,380
Port Authority of New York & New Jersey
(JFK International Air Terminal Project)
Series 8 6.00% 12/1/42	700,000	745,479
Series 8 6.50% 12/1/28	550,000	575,905
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels) Series A 5.00% 11/15/47	1,000,000	1,112,720
		5,403,537
Water & Sewer Revenue Bonds – 2.90%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	254,193
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	540,040
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,108,640
New York State Environmental Facilities Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution) Series B 5.00% 6/15/30	500,000	534,145
		2,437,018
Total Municipal Bonds (cost $81,736,005)		82,803,318

NQ-401 [11/18] 1/19 (705925)     7

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investment – 0.21%
Variable Rate Demand Note – 0.21%¤
New York City Subordinate Series I-2
1.76% 3/1/40 (SPA - JPMorgan Chase Bank N.A.)	175,000	$175,000
Total Short-Term Investment (cost $175,000)		175,000

Total Value of Securities – 98.75%
(cost $81,911,005)		82,978,318
Receivables and Other Assets Net of Liabilities – 1.25%		1,046,885
Net Assets Applicable to 7,531,393 Shares Outstanding – 100.00%		$84,025,203

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2018, the aggregate value of Rule 144A securities was $6,011,072, which represents 7.15% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2018.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes.

8     NQ-401 [11/18] 1/19 (705925)

Notes
Delaware Tax-Free New York Fund	November 30, 2018 (Unaudited)

1. Significant Accounting Policies

Voyageur Mutual Funds (Trust) – Delaware Tax-Free New York Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-401 [11/18] 1/19 (705925)     9

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$82,803,318
Short-Term Investments	175,000
Total Value of Securities	$82,978,318

During the period ended Nov. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

10     NQ-401 [11/18] 1/19 (705925)

(Unaudited)

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2018, that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-401 [11/18] 1/19 (705925)     11

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: